Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s core compensation objectives, refer to the “Compensation Discussion and Analysis” above.
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(7)	Adjusted EBITDA ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,117,437	5,902,431	973,808	1,075,052	101.75	120.56	102,790	168,875
2021	4,253,126	1,021,150	814,046	712,250	84.71	142.67	157,455	237,332
2020	2,265,783	4,725,192	839,257	1,158,624	178.60	137.26	242,696	306,500

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Swygert for each corresponding year in the “Total” column of the “Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Swygert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Swygert during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Swygert’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Swygert’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150
2020	2,265,783	—	2,459,409	4,725,192

(a)	The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” and “Option Awards” column of the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The Company did not (i) grant any equity awards that were granted and vested in the same year, (ii) grant any performance-based vesting equity awards, or (iii) pay any dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2022	2021	2020
Year End Fair Value of Equity Awards Granted During the Year ($)	4,162,954	1,698,456	—
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	675,099	(1,362,003)	2,455,150
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	146,912	(368,432)	4,259
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—
Total Equity Award Adjustments ($)	4,984,965	(31,979)	2,459,409
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Swygert) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the NEOs (excluding Mr. Swygert) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2022, Messrs. Helm, Stasz, van der Valk, McLain, and Kraus; (ii) for 2021, Messrs. Stasz, van der Valk, McLain and Kraus; and for 2020, Messrs. Stasz, McLain, Kraus, and Daugherty, Jr.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Swygert), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Swygert) during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Swygert) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	973,808	(346,132)	447,376	$1,075,052
2021	814,046	(233,445)	131,649	712,250
2020	839,257	(182,360)	501,727	1,158,624
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Fiscal Year	2022	2021	2020
Average Year End Fair Value of Equity Awards Granted During the Year ($)	678,828	245,981	433,545
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	28,942	(109,640)	75,332
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	1,034	(4,692)	(7,150)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	(261,428)	—	—
Total Average Equity Award Adjustments ($)	447,376	131,649	501,727
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. Reconciliation and further information for Adjusted EBITDA can be found on page 39 of our Annual Report on Form 10-K, filed with the SEC on March 24, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Swygert) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the NEOs (excluding Mr. Swygert) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2022, Messrs. Helm, Stasz, van der Valk, McLain, and Kraus; (ii) for 2021, Messrs. Stasz, van der Valk, McLain and Kraus; and for 2020, Messrs. Stasz, McLain, Kraus, and Daugherty, Jr.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period.

PEO Total Compensation Amount	$ 4,117,437	$ 4,253,126	$ 2,265,783
PEO Actually Paid Compensation Amount	$ 5,902,431	1,021,150	4,725,192
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Swygert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Swygert during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Mr. Swygert’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Swygert’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150
2020	2,265,783	—	2,459,409	4,725,192

(a)	The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” and “Option Awards” column of the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The Company did not (i) grant any equity awards that were granted and vested in the same year, (ii) grant any performance-based vesting equity awards, or (iii) pay any dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2022	2021	2020
Year End Fair Value of Equity Awards Granted During the Year ($)	4,162,954	1,698,456	—
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	675,099	(1,362,003)	2,455,150
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	146,912	(368,432)	4,259
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—
Total Equity Award Adjustments ($)	4,984,965	(31,979)	2,459,409

Non-PEO NEO Average Total Compensation Amount	$ 973,808	814,046	839,257
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,075,052	712,250	1,158,624
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Swygert), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Swygert) during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Swygert) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	973,808	(346,132)	447,376	$1,075,052
2021	814,046	(233,445)	131,649	712,250
2020	839,257	(182,360)	501,727	1,158,624
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Fiscal Year	2022	2021	2020
Average Year End Fair Value of Equity Awards Granted During the Year ($)	678,828	245,981	433,545
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	28,942	(109,640)	75,332
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	1,034	(4,692)	(7,150)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	(261,428)	—	—
Total Average Equity Award Adjustments ($)	447,376	131,649	501,727

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between the compensation actually paid to Mr. Swygert, the average amount of compensation actually paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the compensation actually paid to Mr. Swygert, the average amount of compensation actually paid to our other NEOs, and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between compensation actually paid to Mr. Swygert, the average amount of compensation actually paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As noted above, the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to balance both the Company’s long- and near-term objectives. As a result, the Company’s financial performance measures will not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ US Benchmark Retail Index over the same period.

Tabular List [Table Text Block]
Financial Performance Measure
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to align the interests of the stockholders and executives while emphasizing variable, at-risk compensation largely tied to company performance goals and balancing both long- and near-term objectives. The Company has determined that Adjusted EBITDA (as defined above) is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Total Shareholder Return Amount	$ 101.75	84.71	178.6
Peer Group Total Shareholder Return Amount	120.56	142.67	137.26
Net Income (Loss)	$ 102,790,000	$ 157,455,000	$ 242,696,000
Company Selected Measure Amount	168,875,000	237,332,000	306,500,000
PEO Name	Mr. Swygert	Mr. Swygert	Mr. Swygert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. Reconciliation and further information for Adjusted EBITDA can be found on page 39 of our Annual Report on Form 10-K, filed with the SEC on March 24, 2023.

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,199,971)	$ (3,199,997)	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,984,965	(31,979)	2,459,409
PEO [Member] | Year End Fair Value of Equity Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,162,954	1,698,456	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	675,099	(1,362,003)	2,455,150
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,912	(368,432)	4,259
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(346,132)	(233,445)	(182,360)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	447,376	131,649	501,727
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	678,828	245,981	433,545
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,942	(109,640)	75,332
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,034	(4,692)	(7,150)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (261,428)	$ 0	$ 0